Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We are susceptible to cybersecurity risks not only related to our operations and our own proprietary information but also related to the data of those persons that choose to us our products, particularly those analyzed in our in-house laboratory. We have established policies, processes, and systems for assessing, identifying, and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We conduct assessments in the event of a material change in our business practices that may affect information systems, products, services, and our broader enterprise IT environment. These assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these assessments, we design, implement, and maintain reasonable safeguards to minimize identified risks; reasonably address any identified gaps in existing safeguards; and regularly monitor the effectiveness of our safeguards.

Our overall cybersecurity management system includes:

●	the Mainz Biomed IT team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
●	A Data Protection Officer (DPO) responsible for identifying risks in the area of data security in line with currently regulatory policies, mapping of data processes and management in the event of a data breach;
●	regular assessments and deployment technical safeguards to improve the protection of our information systems;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls;
●	cybersecurity awareness training of our employees, incident response personnel, and senior management; and
●	entering into agreements with our third-party service providers that require them to implement and maintain appropriate security measures, consistent with all applicable laws, to implement and maintain reasonable security measures in connection with their work with us, and to promptly report any suspected breach of its security measures that may affect our Company.

We continue to make investments to enhance the protection of our information technology systems and our business from cybersecurity incidents, including maintaining a cybersecurity insurance policy.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies, processes, and systems for assessing, identifying, and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors, with the assistance of the audit committee, oversees the Company’s cybersecurity programs and strategies.

The audit committee oversees the Company’s guidelines and policies with respect to risk assessment and risk management, including risk exposures related to information security, cybersecurity and data protection, and the steps management has taken to monitor and control such exposures.

Our Vice President of Information Technology (“VP of IT”), who reports to our CEO, is primarily responsible for the assessment and management our material risks from cybersecurity threats. Our VP of IT oversees our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. Our IT Team manages day-to-day incident identification, assessment and management, leads our overall cybersecurity risk management program, including ongoing assessments of system vulnerabilities and mitigation efforts, and continuously updates our VP of IT on such matters. Our IT team includes external suppliers that specialize in cybersecurity for other large biotech and research companies. Our VP of IT escalates cybersecurity incidents to other members of the Company’s leadership, as appropriate, including our CFO and CEO. The VP or IT is tasked with briefing the audit committee as needed regarding the Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Vice President of Information Technology (“VP of IT”), who reports to our CEO, is primarily responsible for the assessment and management our material risks from cybersecurity threats. Our VP of IT oversees our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. Our IT Team manages day-to-day incident identification, assessment and management, leads our overall cybersecurity risk management program, including ongoing assessments of system vulnerabilities and mitigation efforts, and continuously updates our VP of IT on such matters. Our IT team includes external suppliers that specialize in cybersecurity for other large biotech and research companies. Our VP of IT escalates cybersecurity incidents to other members of the Company’s leadership, as appropriate, including our CFO and CEO. The VP or IT is tasked with briefing the audit committee as needed regarding the Company’s cybersecurity risks and activities, including any recent cybersecurity incidents and related responses, cybersecurity systems testing, activities of third parties, and the like.

Cybersecurity Risk Role of Management [Text Block]

The audit committee oversees the Company’s guidelines and policies with respect to risk assessment and risk management, including risk exposures related to information security, cybersecurity and data protection, and the steps management has taken to monitor and control such exposures.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

For additional information regarding whether any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please refer to Item 3.D. “Risk Factors” in this Annual Report on Form 20-F, including the risk factor entitled “We are subject to cybersecurity risks to operational systems, security systems, infrastructure and personal data processed by us or third-party vendors or suppliers and any material failure, weakness, interruption, cyber event, incident or breach of security could prevent us from effectively operating our business.”

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true